FAIR VALUE DISCLOSURES (DETAILS 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Amounts [Abstract]
Mortgage Loans On Real Estate	$ 5,059	$ 4,281
Investment contracts	28,263	26,033
Loans to affiliates	1,037	1,041
Loans from affiliates	1,325	1,325
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Consolidated Amounts [Abstract]
Mortgage Loans On Real Estate	5,059	4,281
Other limited partnership interests	1,514	1,582
Investment contracts	2,494	2,549
Long-term debt	200	200
Loans to affiliates	1,037	1,041
Loans from affiliates	1,325	1,325
Portion at Fair Value, Fair Value Disclosure [Member]
Consolidated Amounts [Abstract]
Mortgage Loans On Real Estate	5,249	4,432
Other limited partnership interests	1,514	1,582
Investment contracts	2,682	2,713
Long-term debt	236	220
Loans to affiliates	1,186	1,097
Loans from affiliates	1,676	1,485
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 1 [Member]
Consolidated Amounts [Abstract]
Mortgage Loans On Real Estate	0
Other limited partnership interests	0
Investment contracts	0
Long-term debt	0
Loans to affiliates	0
Loans from affiliates	0
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 2 [Member]
Consolidated Amounts [Abstract]
Mortgage Loans On Real Estate	0
Other limited partnership interests	0
Investment contracts	0
Long-term debt	236
Loans to affiliates	784
Loans from affiliates	1,676
Portion at Fair Value, Fair Value Disclosure [Member] | Fair Value Inputs Level 3 [Member]
Consolidated Amounts [Abstract]
Mortgage Loans On Real Estate	5,249
Other limited partnership interests	1,514
Investment contracts	2,682
Long-term debt	0
Loans to affiliates	402
Loans from affiliates	$ 0